STOCKHOLDERS' EQUITY (Details Narratives) (USD $)	Nov. 30, 2014	Aug. 31, 2014	Dec. 31, 2013
Common Stock, Shares Authorized	75,000,000	75,000,000	937,500,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Share repurchase obligation			$ 23,000
Exercise price		$ 1.30
Common Stock [Member]
Common Stock, Shares Authorized	937,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Share repurchase obligation	3,036,450
Accrued interest	1,645,611
September 2014
Share repurchase obligation	1,000,000
Total debt	1,386,450
Accrued interest	27,333
Exercise price	$ 1.0
Total proceeds	$ 1,000,000